Financial Income and Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Financial Income and Expenses [Abstract]
Schedule of financial income and expenses
	Notes	2022	2021	2020
Financial income
Interest on marketable securities		67,010	8,193	5,396
Interest on receivable		2,730	1,165	3,619
Foreign exchange variation (i)		31,717	20,257	14,038
Gain on remeasurement of leases (iii)		37,628	2,895	15,246
Gain on remeasurement of receivables from sale of farms (iv)		238,973	227,005	130,915
Realized profit from derivative transactions (v)	7	121,988	76,885	50,484
Unrealized profit from derivative transactions (vi)	7	455,737	513,223	155,715
		955,783	849,623	375,413
Financial expenses
Marketable securities charges		(2,900)	(1,383)	(1,456)
Bank charges		(1,999)	(6,140)	(706)
Interest accrued		(68,044)	(28,693)	(25,248)
Monetary variation (i)		(732)	(682)	-
Foreign exchange variation (ii)		(29,096)	(29,292)	(15,765)
Gain on remeasurement of leases (iii)		(57,984)	(74,160)	(36,091)
Loss on remeasurement of receivables from sale of farms (iv)		(204,456)	(89,663)	(72,535)
Realized loss from derivative financial transactions (v)	7	(201,936)	(193,415)	(91,196)
Unrealized loss from derivative financial transactions (vi)	7	(441,496)	(522,183)	(163,171)
		(1,008,643)	(945,611)	(406,168)
Financial (expense) income, net		(52,860)	(95,988)	(30,755)

Schedule of net balances
	2022	2021	2020
Monetary variations (i)	(732)	(682)	-
Foreign exchange difference (ii)	2,621	(9,035)	(1,727)
Net on remeasurement of leases (iii)	(20,356)	(71,265)	(20,845)
Net on remeasurement of receivables from sale of farms (iv)	34,517	137,342	58,380
Realized profit (loss) from derivative financial instruments (v)	(79,948)	(116,530)	(40,712)
Unrealized (loss) profit from Derivative financial instruments (vi)	14,241	(8,960)	(7,456)